RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 299	$ 265	$ 738	$ 500
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees			$ 197	$ 120